Commitments and contingencies (Details Textual)				1 Months Ended				3 Months Ended					12 Months Ended
	Jan. 02, 2014	Oct. 01, 2013 USD ($)	Oct. 01, 2013 PEN (S/)	Dec. 31, 2014 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 PEN (S/)	Jun. 23, 2004	Dec. 31, 2017 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2014 PEN (S/)	Sep. 30, 2011 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 PEN (S/)	Dec. 31, 2003 USD ($)	Dec. 31, 2002	Dec. 31, 2000 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2015 PEN (S/)	Nov. 30, 2015 USD ($)	Jan. 08, 2015 USD ($)	Jan. 08, 2015 PEN (S/)	Dec. 17, 2014 PEN (S/)	Jun. 18, 2014 USD ($)	Jun. 18, 2014 PEN (S/)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 PEN (S/)	Dec. 31, 2011 PEN (S/)	Dec. 02, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2008 PEN (S/)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 PEN (S/)	Dec. 31, 2003 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Description of material leasing arrangements by lessor classified as operating lease													The Group has entered into operating leases on its administrative offices in Lima located in Las Begonias Street N°415, San Isidro, Lima, Peru, with a lease term of 10 years since the year 2013. The Group has the option to lease the assets for two additional term of 5 years each.	The Group has entered into operating leases on its administrative offices in Lima located in Las Begonias Street N°415, San Isidro, Lima, Peru, with a lease term of 10 years since the year 2013. The Group has the option to lease the assets for two additional term of 5 years each.
Estimated financial effect of contingent liabilities								$ 1,100,000					$ 1,100,000		$ 9,900,000												S/ 607,721,000
Other provisions								3,695,000					3,695,000		1,703,000
Deductible temporary differences for which no deferred tax asset is recognised																	$ 23,428,000										S/ 76,023,000											$ 471,798,000	S/ 1,530,985,000	$ 325,516,000	S/ 1,056,310,000
Tax expense (income), continuing operations													18,012,000		53,504,000		14,763,000
Tax Assessments Liability | S/																			S/ 106,400,000												S/ 106,400,000
Penalties and interest unrecognised				$ 139,700,000															S/ 139,700,000
Tax payment, Estimate of Possible Loss		$ 151,500,000	S/ 492,000,000
Penalties and interest paid to government		$ 89,200,000
Tax payment based on estimated due													145,900,000	S/ 459,700,000		S/ 459,700,000
Tax payment based on exchange rates													$ 141,700,000		141,700,000
Penalties and interest for default tax										$ 7,800,000										$ 99,900,000	$ 56,200,000	S/ 289,200,000
Withholding tax, New Tax Rate													30.00%	30.00%
Withholding tax, Old Tax Rate													12.00%	12.00%
Contingent withholding tax, amount								3,940,000	S/ 12,800,000
Loss contingencies, laws affected													The alleged OEFA violations currently range from zero to 11,310 tax units and the water authority alleged violations range from zero to 10,054 tax units, being each tax unit equivalent to approximately US$1,224 based on current exchange rates.	The alleged OEFA violations currently range from zero to 11,310 tax units and the water authority alleged violations range from zero to 10,054 tax units, being each tax unit equivalent to approximately US$1,224 based on current exchange rates.
Withholding tax rate																							12.00%	30.00%
Income tax contingencies,amount										$ 3,500,000													$ 3,900,000											$ 3,500,000	S/ 11,500,000	S/ 11,500,000						S/ 12,800,000
Payment to acquire contractual positions in mining concession agreements													$ 29,000,000
Tax penalty								82,900,000					82,900,000
Royalty expense													(31,217,000)		(27,611,000)		27,188,000
Minera Yanacocha SRL and subsidiary [member]
Disclosure of Commitments and contingencies [Line Items]
Other provisions								3,243,000					3,243,000		23,809,000
Tax expense (income), continuing operations													$ 7,026,000		43,127,000		602,717,000
Loss contingencies, laws affected													The alleged OEFA violations currently range from zero to 11,310 tax units and the water authority alleged violations range from zero to 10,054 tax units, being each tax unit equivalent to approximately US$1,224 based on current exchange rates.	The alleged OEFA violations currently range from zero to 11,310 tax units and the water authority alleged violations range from zero to 10,054 tax units, being each tax unit equivalent to approximately US$1,224 based on current exchange rates.
Minera Yanacocha SRL and subsidiary [member] | SMRL Coshuro [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales													3.00%	3.00%
Minera Yanacocha SRL and subsidiary [member] | Los Tapados S.A [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales													3.00%	3.00%
Yanacocha [Member]
Disclosure of Commitments and contingencies [Line Items]
Payment to assume their respective contractual positions																									$ 29,000,000
Provisional liability																												$ 82,900,000
Tax contingent liability [member]
Disclosure of Commitments and contingencies [Line Items]
Estimated financial effect of contingent liabilities								3,500,000					$ 3,500,000													S/ 11,500,000
Other environment related provision [member]
Disclosure of Commitments and contingencies [Line Items]
Other provisions								1,224					1,224
Empresa de Generacion Huanza S.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Finance lease liabilities																																					$ 119,000,000
Estimated financial effect of contingent liabilities								1,784,000,000,000					1,784,000,000,000													5,790,000,000,000
Unrecognized Depreciation expense																	8,484,000	S/ 27,532,000
Buenaventura Ingenieros S.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Bonus to staff and income from transfer of fuel to suppliers net													6,451,000	S/ 20,934,000
Value of claims resolved															3,886,000	12,611,000
Buenaventura Ingenieros S.A. [Member] | Income tax contingent liability [Member]
Disclosure of Commitments and contingencies [Line Items]
Estimated financial effect of contingent liabilities								1,927,000,000,000					1,927,000,000,000				187,279,000,000,000									6,252,000,000,000
Buenaventura Ingenieros S.A. [Member] | VAT contingent liability [Member]
Disclosure of Commitments and contingencies [Line Items]
Estimated financial effect of contingent liabilities								1,256,000,000,000					1,256,000,000,000													4,077,000,000,000
Other subsidiaries [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax expense (income), continuing operations																	3,312,000	S/ 10,747,000
El Brocal S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Current tax liabilities, non-current																																$ 2,568,000	S/ 8,333,000
San Jose Reservoir Trust [Member]
Disclosure of Commitments and contingencies [Line Items]
Outstanding commitments made by entity, related party transactions								6,321,000					6,321,000		7,626,000
Rest of the subsidiaries [Member]
Disclosure of Commitments and contingencies [Line Items]
Estimated financial effect of contingent liabilities								2,786,000,000,000					$ 2,786,000,000,000													9,042,000,000,000
Sindicato Minero de Orcopampa [Member]
Disclosure of Commitments and contingencies [Line Items]
Lease concession expense, Percent													10.00%	10.00%
S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Minera Yanacocha SRL and subsidiary [member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales													3.00%	3.00%
Royalty expense													$ (20,739,000)		(24,339,000)		$ (32,414,000)
Buenaventura [Member] | Minera Yanacocha SRL and subsidiary [member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales													3.00%	3.00%
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																													$ 1,241,000	S/ 4,030,000
Sociedad Minera El Brocal S.A.A. [Member] | Tax contingent liability [member]
Disclosure of Commitments and contingencies [Line Items]
Estimated financial effect of contingent liabilities								2,330,000,000,000					$ 2,330,000,000,000													7,562,000,000,000
Minera La Zanja S.R.L. [Member]
Disclosure of Commitments and contingencies [Line Items]
Estimated financial effect of contingent liabilities								$ 2,880,000,000,000					2,880,000,000,000													S/ 9,344,000,000,000
Unrecognized expenses															13,032,000	42,289,000
Unrecognized development cost															$ 12,251,000	S/ 39,755,000
Cerro Verde [Member]
Disclosure of Commitments and contingencies [Line Items]
Penalties and interest for default tax					$ 99,900,000						$ 7,800,000
Royalty expense													393,000,000
value of exemption claimed													$ 385,000,000
Annotations including penalties and interest for default tax					$ 180,700,000	S/ 586,500,000					$ 15,300,000	S/ 49,800,000
Cerro Verde [Member] | Bottom of range [member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales							1.00%
Cerro Verde [Member] | Top of range [member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales							3.00%
Cerro Verde [Member] | New guarantee contract [Member] | Bottom of range [member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	1.00%
Cerro Verde [Member] | New guarantee contract [Member] | Top of range [member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales	12.00%